EQUITY BASED COMPENSATION - Schedule of Compensation and Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total compensation and benefits	$ 85,048	$ 57,290	$ 206,970	$ 179,614
Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation and benefits excluding equity based compensation					$ 191,435	$ 136,132	$ 127,078
Equity based compensation					74,156	83,124	89,123
Total compensation and benefits					$ 265,591	$ 219,256	$ 216,201